INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory, Net [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

	December 31,
	2024	2023

Raw materials	4,141	3,064
Work-in-progress	4,467	2,537
Finished goods	880	534

	9,488	6,135

During the years ended December 31, 2024, 2023 and 2022, the Company recorded inventory write-offs in the amounts of $80, $80 and $49, respectively. Such write-offs were included in cost of revenues.